Other assets (Tables)	12 Months Ended
Jun. 30, 2022
Other assets.
Schedule of other assets

	As of June 30,
(in € thousands)	2021	2022
Right of return assets	5,279	10,096
Prepaid expenses	4,479	5,609
Receivables against payment service providers	847	371
Advanced payments	1,106	1,465
Deposits	816	414
Receivables from brand partners (1)	—	33,611
DDP duty drawbacks	—	5,261
Other current assets	1,965	5,047
	14,492	61,874

(1)This consists of receivables from brand partners, related to their repurchase of inventory when switching to the CPM.